Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2026
RFFF-NPRT1-0926
1.9892520.107
Common Stocks - 97.8%
	Shares	Value ($)
CANADA - 3.0%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Tourmaline Oil Corp	40,214	1,775,974
Materials - 2.2%
Metals & Mining - 2.2%
Alamos Gold Inc Class A	72,199	2,006,543
Franco-Nevada Corp	12,383	2,634,452
TOTAL MATERIALS		4,640,995
TOTAL CANADA		6,416,969
CHINA - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd H Shares (a)	13,487	1,067,695
FRANCE - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
Dassault Aviation SA	4,889	1,681,177
ITALY - 1.5%
Industrials - 1.5%
Passenger Airlines - 1.5%
Ryanair Holdings PLC	115,560	3,240,476
JAPAN - 0.9%
Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Japan Elevator Service Holdings Co Ltd	176,549	1,871,136
LUXEMBOURG - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
ArcelorMittal SA	32,213	2,256,274
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	3,811	871,240
NORWAY - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Aker BP ASA	51,944	1,833,318
SWEDEN - 0.9%
Financials - 0.9%
Banks - 0.9%
Skandinaviska Enskilda Banken AB A Shares	84,935	1,991,765
SWITZERLAND - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Cxmt Corp ELS (Ubs Ag Londn Branch Warrant Program) warrants 7/20/2028 (b)(e)	85,300	675,753
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	12,409	5,016,338
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (b)(c)(d)	44,800	146,118
UNITED STATES - 85.2%
Communication Services - 8.3%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp Class A (a)	4,692	508,472
Interactive Media & Services - 8.1%
Alphabet Inc Class C	40,484	14,438,619
Meta Platforms Inc Class A	5,195	2,892,108
		17,330,727
TOTAL COMMUNICATION SERVICES		17,839,199
Consumer Discretionary - 14.1%
Automobiles - 1.1%
Tesla Inc (b)	7,645	2,379,200
Waymo LLC Class B (c)(d)	100	16,432
		2,395,632
Broadline Retail - 6.5%
Amazon.com Inc (b)	51,558	14,002,122
Hotels, Restaurants & Leisure - 5.2%
Marriott International Inc/MD Class A1	20,143	7,509,915
Viking Holdings Ltd (b)	34,156	3,564,178
		11,074,093
Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp Class A	7,402	2,815,277
TOTAL CONSUMER DISCRETIONARY		30,287,124
Consumer Staples - 9.3%
Beverages - 6.0%
Coca-Cola Consolidated Inc	26,991	5,071,609
Monster Beverage Corp (b)	81,358	7,841,284
		12,912,893
Consumer Staples Distribution & Retail - 3.3%
PriceSmart Inc	26,210	5,082,381
Walmart Inc	18,044	2,006,493
		7,088,874
TOTAL CONSUMER STAPLES		20,001,767
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Diamondback Energy Inc	5,485	1,113,180
Financials - 16.2%
Banks - 1.7%
First Citizens BancShares Inc/NC Class A	1,627	3,557,680
Capital Markets - 11.7%
Blackrock Inc	2,843	3,099,979
Charles Schwab Corp/The	35,345	3,719,708
Interactive Brokers Group Inc Class A	111,227	9,786,864
Intercontinental Exchange Inc	38,746	5,907,990
MSCI Inc	4,579	2,620,286
		25,134,827
Financial Services - 2.3%
Berkshire Hathaway Inc Class B (b)	9,693	4,958,357
Insurance - 0.5%
Kinsale Capital Group Inc	3,498	1,246,757
TOTAL FINANCIALS		34,897,621
Health Care - 3.5%
Biotechnology - 0.0%
Blueprint Medicines Corp rights (b)(c)	1,000	0
Health Care Equipment & Supplies - 0.4%
Medline Inc Class A (a)	22,975	902,458
Health Care Providers & Services - 0.7%
HCA Healthcare Inc	3,716	1,496,024
Pharmaceuticals - 2.4%
Eli Lilly & Co	4,512	5,183,567
TOTAL HEALTH CARE		7,582,049
Industrials - 12.4%
Aerospace & Defense - 7.7%
GE Aerospace	24,246	8,730,257
HEICO Corp Class A	18,356	4,722,632
TransDigm Group Inc	2,341	2,936,504
		16,389,393
Commercial Services & Supplies - 1.2%
Cintas Corp	12,248	2,506,308
Construction & Engineering - 2.0%
IES Holdings Inc (b)	5,891	4,386,085
Ground Transportation - 1.5%
Old Dominion Freight Line Inc	15,559	3,300,686
TOTAL INDUSTRIALS		26,582,472
Information Technology - 17.8%
Communications Equipment - 2.2%
Arista Networks Inc (b)	26,112	4,709,299
Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices Inc	7,315	2,687,604
Broadcom Inc	19,178	7,465,612
NVIDIA Corp	46,864	9,407,948
		19,561,164
Software - 3.8%
Applied Intuition Inc Class A (b)(c)(d)	270	24,651
Canva Inc Class A (b)(c)(d)	188	260,324
Crowdstrike Holdings Inc Class A (b)	4,706	898,187
Microsoft Corp	14,933	6,939,664
		8,122,826
Technology Hardware, Storage & Peripherals - 2.7%
Dell Technologies Inc Class C	14,367	5,823,951
TOTAL INFORMATION TECHNOLOGY		38,217,240
Materials - 2.4%
Metals & Mining - 2.4%
Steel Dynamics Inc	20,136	5,059,371
Real Estate - 0.7%
Specialized REITs - 0.7%
Public Storage	4,421	1,433,156
TOTAL UNITED STATES		183,013,179
TOTAL COMMON STOCKS (Cost $153,687,227)		210,081,438

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(d)	638	210,839
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	300	49,296
Information Technology - 0.4%
IT Services - 0.0%
Yanka Industries Inc Series E (b)(c)(d)	2,484	3,726
Yanka Industries Inc Series F (b)(c)(d)	12,743	32,367
		36,093
Software - 0.4%
Anthropic PBC Series H (c)(d)	500	294,505
Applied Intuition Inc Series A2 (b)(c)(d)	352	32,138
Applied Intuition Inc Series B2 (b)(c)(d)	171	15,612
Canva Inc Series A (b)(c)(d)	17	23,540
Canva Inc Series A2 (b)(c)(d)	3	4,154
Evozyne Inc Series A (b)(c)(d)	1,000	16,270
MOLOCO Inc Series A (b)(c)(d)	3,703	300,462
		686,681
TOTAL INFORMATION TECHNOLOGY		722,774
TOTAL UNITED STATES		772,070
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,147,122)		982,909

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	4,042,181	4,042,989
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	379,431	379,469
TOTAL MONEY MARKET FUNDS (Cost $4,422,126)			4,422,458

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $159,256,475)	215,486,805
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(686,290)
NET ASSETS - 100.0%	214,800,515

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,430,434 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,753 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,681,203.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series H	5/28/2026	294,505

Applied Intuition Inc Class A	7/2/2024	16,118

Applied Intuition Inc Series A2	7/2/2024	21,013

Applied Intuition Inc Series B2	7/2/2024	10,207

Bytedance Ltd Series E1	11/18/2020	69,908

Canva Inc Class A	3/18/2024 - 5/3/2024	200,532

Canva Inc Series A	9/22/2023	18,133

Canva Inc Series A2	9/22/2023	3,200

Evozyne Inc Series A	4/9/2021	22,470

MOLOCO Inc Series A	6/26/2023	222,180

Starling Bank Ltd	6/18/2021 - 4/5/2022	85,152

Waymo LLC Class B	4/22/2026	16,431

Waymo LLC Series D-2	2/2/2026	49,295

Yanka Industries Inc Series E	5/15/2020	30,005

Yanka Industries Inc Series F	4/8/2021	406,206

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,366,821	29,625,917	27,949,808	22,438	(273)	332	4,042,989	4,042,181
Fidelity Securities Lending Cash Central Fund	5,953,144	14,249,334	19,823,009	3,214	-	-	379,469	379,431
	8,319,965	43,875,251	47,772,817	25,652	(273)	332	4,422,458

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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